Note 25 Post employment commitments (Details) - EUR (€)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		€ 6,424,000,000		€ 6,181,000,000
Defined benefit obligation, at present value		5,683,000,000		6,424,000,000	€ 6,181,000,000
SPAIN
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		2,310,000,000
Defined benefit obligation, at present value		2,078,000,000		2,310,000,000
Plan assets		129,000,000
Plan assets		114,000,000		129,000,000
Net liability asset		1,964,000,000		2,181,000,000	2,399,000,000
Net liability asset		2,181,000,000		2,399,000,000	3,464,000,000
SPAIN | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		4,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		4,000,000		3,000,000	4,000,000
SPAIN | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		73,000,000
Plan assets changes of the year		4,000,000
Net liability asset changes of the year		69,000,000		85,000,000	51,000,000
SPAIN | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	0	0
SPAIN | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		24,000,000
Plan assets changes of the year		1,000,000
Net liability asset changes of the year		23,000,000		67,000,000	(643,000,000)
SPAIN | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[2]	0
Plan assets changes of the year	[2]	1,000,000
Net liability asset changes of the year		(1,000,000)	[2]	0	34,000,000
SPAIN | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		34,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		34,000,000		78,000,000	(643,000,000)
SPAIN | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(10,000,000)
Plan assets changes of the year		0
Net liability asset changes of the year		(10,000,000)		(11,000,000)	(34,000,000)
SPAIN | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(341,000,000)
Plan assets changes of the year		(20,000,000)
Net liability asset changes of the year		(321,000,000)		(379,000,000)	(484,000,000)
SPAIN | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
SPAIN | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		8,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		8,000,000		6,000,000	7,000,000
SPAIN | of which vested benefit obligation relating to current employees [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		72,000,000
SPAIN | Of which vested benefit obligation relating to retired employees [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation, at present value		2,006,000,000
MEXICO
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		1,269,000,000
Defined benefit obligation, at present value		1,124,000,000		1,269,000,000
Plan assets		958,000,000
Plan assets		748,000,000		958,000,000
Net liability asset		377,000,000		311,000,000	132,000,000
Net liability asset		311,000,000		132,000,000	124,000,000
MEXICO | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		10,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		10,000,000		9,000,000	7,000,000
MEXICO | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		118,000,000
Plan assets changes of the year		87,000,000
Net liability asset changes of the year		30,000,000		17,000,000	14,000,000
MEXICO | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
MEXICO | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		68,000,000
Net liability asset changes of the year		(68,000,000)		(37,000,000)	(41,000,000)
MEXICO | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	0
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		0	[1]	0	1,000,000
MEXICO | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		14,000,000
Plan assets changes of the year		(125,000,000)
Net liability asset changes of the year		139,000,000		175,000,000	152,000,000
MEXICO | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[2]	0
Plan assets changes of the year	[2]	(125,000,000)
Net liability asset changes of the year		125,000,000	[2]	19,000,000	45,000,000
MEXICO | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		2,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		2,000,000		0	0
MEXICO | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(10,000,000)
Plan assets changes of the year		0
Net liability asset changes of the year		(10,000,000)		114,000,000	73,000,000
MEXICO | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		22,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		22,000,000		42,000,000	34,000,000
MEXICO | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(109,000,000)
Plan assets changes of the year		(108,000,000)
Net liability asset changes of the year		0		0	0
MEXICO | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(1,000,000)
Plan assets changes of the year		(1,000,000)
Net liability asset changes of the year		0		0	0
MEXICO | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	(139,000,000)
MEXICO | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(177,000,000)
Plan assets changes of the year		(132,000,000)
Net liability asset changes of the year		(45,000,000)		15,000,000	13,000,000
MEXICO | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
MEXICO | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
TURKEY
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		435,000,000
Defined benefit obligation, at present value		567,000,000		435,000,000
Plan assets		363,000,000
Plan assets		488,000,000		363,000,000
Net liability asset		80,000,000		72,000,000	103,000,000
Net liability asset		72,000,000		103,000,000	63,000,000
TURKEY | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		18,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		18,000,000		17,000,000	13,000,000
TURKEY | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		105,000,000
Plan assets changes of the year		89,000,000
Net liability asset changes of the year		16,000,000		8,000,000	10,000,000
TURKEY | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		14,000,000
Plan assets changes of the year		14,000,000
Net liability asset changes of the year		0		0	0
TURKEY | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		39,000,000
Net liability asset changes of the year		(39,000,000)		(23,000,000)	(22,000,000)
TURKEY | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	3,000,000
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		3,000,000	[1]	33,000,000	2,000,000
TURKEY | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		83,000,000
Plan assets changes of the year		50,000,000
Net liability asset changes of the year		32,000,000		32,000,000	62,000,000
TURKEY | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[2]	0
Plan assets changes of the year	[2]	50,000,000
Net liability asset changes of the year		(50,000,000)	[2]	(129,000,000)	(104,000,000)
TURKEY | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(15,000,000)
Plan assets changes of the year		0
Net liability asset changes of the year		(15,000,000)		(14,000,000)	(37,000,000)
TURKEY | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(97,000,000)
Plan assets changes of the year		0
Net liability asset changes of the year		(97,000,000)		10,000,000	82,000,000
TURKEY | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		195,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		195,000,000		165,000,000	122,000,000
TURKEY | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(32,000,000)
Plan assets changes of the year		(20,000,000)
Net liability asset changes of the year		(11,000,000)		(43,000,000)	(6,000,000)
TURKEY | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
TURKEY | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
TURKEY | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(48,000,000)
Plan assets changes of the year		(40,000,000)
Net liability asset changes of the year		(8,000,000)		(40,000,000)	(18,000,000)
TURKEY | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
TURKEY | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(11,000,000)
Plan assets changes of the year		(7,000,000)
Net liability asset changes of the year		(4,000,000)		(14,000,000)	0
Rest of the world [Member]
Disclosure of net defined benefit liability (asset) [line items]
Net liability asset		247,000,000
Defined benefit obligation, at present value		260,000,000		247,000,000
Plan assets		224,000,000
Plan assets		234,000,000		224,000,000
Net liability asset		26,000,000		23,000,000	25,000,000
Net liability asset		23,000,000		25,000,000	24,000,000
Rest of the world [Member] | Current service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		3,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		3,000,000		3,000,000	3,000,000
Rest of the world [Member] | Interest income or expense [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		9,000,000
Plan assets changes of the year		7,000,000
Net liability asset changes of the year		2,000,000		2,000,000	4,000,000
Rest of the world [Member] | Contributions by plan participants [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		2,000,000
Plan assets changes of the year		2,000,000
Net liability asset changes of the year		0		0	0
Rest of the world [Member] | Employer contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		22,000,000
Net liability asset changes of the year		(22,000,000)		(29,000,000)	(3,000,000)
Rest of the world [Member] | Past service cost [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[1]	4,000,000
Plan assets changes of the year	[1]	0
Net liability asset changes of the year		4,000,000	[1]	3,000,000	3,000,000
Rest of the world [Member] | Remeasurements [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		9,000,000
Plan assets changes of the year		(10,000,000)
Net liability asset changes of the year		19,000,000		21,000,000	(1,000,000)
Rest of the world [Member] | Return of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value	[2]	0
Plan assets changes of the year	[2]	(10,000,000)
Net liability asset changes of the year		10,000,000	[2]	25,000,000	121,000,000
Rest of the world [Member] | From changes in demographic assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(2,000,000)	8,000,000
Rest of the world [Member] | From changes in financial assumptions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		3,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		3,000,000		(10,000,000)	(132,000,000)
Rest of the world [Member] | Other actuarial gains and losses [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		6,000,000
Plan assets changes of the year		0
Net liability asset changes of the year		6,000,000		8,000,000	2,000,000
Rest of the world [Member] | Benefit payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(12,000,000)
Plan assets changes of the year		(11,000,000)
Net liability asset changes of the year		(1,000,000)		(1,000,000)	(1,000,000)
Rest of the world [Member] | Settlements payments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(1,000,000)	0
Rest of the world [Member] | Total for all business combinations [member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		(1,000,000)	0
Rest of the world [Member] | Effect on changes in foreign exchange rates [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		(2,000,000)
Plan assets changes of the year		0
Net liability asset changes of the year		(2,000,000)		1,000,000	(3,000,000)
Rest of the world [Member] | Conversions to defined contributions [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		0		0	0
Rest of the world [Member] | Other effects Post employment commitments [Member]
Disclosure of net defined benefit liability (asset) [line items]
Defined benefit obligation at present value		0
Plan assets changes of the year		0
Net liability asset changes of the year		€ 0		€ 0	€ 0

[1]	1) Including gains and losses arising from settlements.
[2]	(2) Excluding interest, which is recorded under "Interest income or expense".